15. Financiale leases (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2017 BRL (R$) Number	Dec. 31, 2016 Number	Dec. 31, 2015 Number	Dec. 31, 2018 BRL (R$)
Disclosure of financial assets [line items]
Finance lease receivables	R$ 156,378				R$ 208,049
Leasing - liabilities	1,584,802				1,940,074
Interest paid	R$ 21,210	R$ (497,836)
Finance lease liabilities interest rate	10.55%
Deferred revenue	R$ 1,109,112				1,313,467
Number of transfer of towers | Number		54	336	5,483
Rental expense	82,110
Balances under IFRS 16 [Member]
Disclosure of financial assets [line items]
Interest paid	21,210
Two Sales Agreements [Member] | TIM Celular S.A. ("TIM Celular") [Member]
Disclosure of financial assets [line items]
Owned amount of telecommunications towers	R$ 3,000,000
Maximum number of towers owned | Number	6,481
LT Amazonas [Member]
Disclosure of financial assets [line items]
Finance lease receivables	R$ 156,378				208,049
Finance lease interest accrued	R$ 48,991
Finance lease receivables interest rate	12.56%
LT Amazonas [Member]
Disclosure of financial assets [line items]
Leasing - liabilities	R$ 276,233				359,987
Finance lease principal	R$ 601,555
Finance lease liabilities interest rate	14.44%
Right to use	R$ 70,759
Nominal amount	601,555
Sale of Towers (Leaseback) [Member]
Disclosure of financial assets [line items]
Leasing - liabilities	1,192,596				1,501,695
Nominal amount	2,930,363
Sales	R$ 2,651,247
Deferred revenue					R$ 1,088,390
Sale of Towers (Leaseback) [Member] | Bottom Of Range [member]
Disclosure of financial assets [line items]
Finance lease liabilities interest rate	11.01%
Sale of Towers (Leaseback) [Member] | Top Of Range [Member]
Disclosure of financial assets [line items]
Finance lease liabilities interest rate	17.08%